Mortgage Notes Payable	12 Months Ended
Dec. 31, 2013
Loans Payable [Abstract]
Mortgage Notes Payable
Mortgage Notes Payable
The Company had outstanding mortgage notes payable totaling approximately $4.4 billion and $3.1 billion as of December 31, 2013 and 2012, respectively, each collateralized by one or more buildings and related land included in real estate assets. The mortgage notes payable are generally due in monthly installments and mature at various dates through April 10, 2022.
Fixed rate mortgage notes payable totaled approximately $4.4 billion and $3.1 billion at December 31, 2013 and 2012, respectively, with contractual interest rates ranging from 4.75% to 7.69% per annum at December 31, 2013 and 4.75% to 9.93% per annum at December 31, 2012 (with weighted-averages of 5.70% (excluding the mezzanine notes payable) and 5.65% at December 31, 2013 and 2012, respectively).
There were no variable rate mortgage loans at December 31, 2013 and December 31, 2012. As of December 31, 2013 and 2012, the LIBOR rate was 0.17% and 0.21%, respectively.

On February 5, 2013, the Company used available cash to repay the mortgage loan collateralized by its Kingstowne One property located in Alexandria, Virginia totaling approximately $17.0 million. The mortgage loan bore interest at a fixed rate of 5.96% per annum and was scheduled to mature on May 5, 2013. There was no prepayment penalty.

On February 20, 2013, the foreclosure sale of the Company's Montvale Center property was ratified by the court. As a result of the ratification, the mortgage loan totaling $25.0 million was extinguished and the related obligations were satisfied with the transfer of the real estate resulting in the recognition of a gain on forgiveness of debt totaling approximately $20.7 million. The operating results of the property through the date of ratification have been classified as discontinued operations on a historical basis for all periods (See Note 3).

On April 1, 2013, the Company used available cash to repay the mortgage loan collateralized by its 140 Kendrick Street property located in Needham, Massachusetts totaling approximately $47.6 million. The mortgage loan bore interest at a fixed rate of 7.51% per annum and was scheduled to mature on July 1, 2013. There was no prepayment penalty. The Company recognized a gain on early extinguishment of debt totaling approximately $0.3 million related to the acceleration of the remaining balance of the historical fair value debt adjustment, which was the result of purchase accounting.

On May 31, 2013, in conjunction with the consolidation of the Company's 767 Venture, LLC joint venture (the entity that owns 767 Fifth Avenue (the General Motors Building), the Company recorded mortgage loans collateralized by the property aggregating $1.3 billion and mezzanine loans aggregating $306.0 million. The mortgage loans require interest-only payments at a weighted-average fixed interest rate of 5.95% per annum and mature on October 7, 2017. The mezzanine loans require interest-only payments at a weighted-average fixed interest rate of 6.02% per annum and mature on October 7, 2017. The mortgage loans and mezzanine loans were recorded at their fair values aggregating approximately $1.5 billion and $311.7 million, respectively, using weighted-average effective interest rates of approximately 2.44% and 5.53% per annum, respectively. In addition, in conjunction with the consolidation, the Company recorded loans payable to the joint venture's partners totaling $450.0 million and related accrued interest payable totaling approximately $175.8 million. The member loans bear interest at a fixed rate of 11.0% per annum and mature on June 9, 2017. The member loans consist of the portion of the original purchase price for the property that was financed with loans from the joint venture's partners on a pro rata basis. The Company has eliminated in consolidation its member loan totaling $270.0 million and its share of the related accrued interest payable of approximately $114.5 million at December 31, 2013. The remaining notes payable to the outside joint venture partners and related accrued interest payable totaling $180.0 million and approximately $76.4 million as of December 31, 2013 have been reflected as Outside Members' Notes Payable and within Accrued Interest Payable, respectively, on the Consolidated Balance Sheets (See Note 3). The related interest expense from the Outside Members' Notes Payable totaling approximately $16.0 million for the period from May 31, 2013 through December 31, 2013 is fully allocated to the outside joint venture partners as an adjustment to Noncontrolling Interests in Property Partnerships in the Company's Consolidated Statements of Operations.
Four mortgage loans totaling approximately $2.2 billion at December 31, 2013 and five mortgage loans totaling approximately $951.5 million at December 31, 2012 have been accounted for at their fair values on the dates the mortgage loans were assumed. The impact of recording the mortgage loans at fair value resulted in a decrease to interest expense of approximately $34.4 million, $7.0 million and $9.2 million for the years ended December 31, 2013, 2012 and 2011, respectively. The cumulative liability related to the fair value adjustments was $191.2 million and $38.6 million at December 31, 2013 and 2012, respectively, and is included in mortgage notes payable in the Consolidated Balance Sheets.
Contractual aggregate principal payments of mortgage notes payable at December 31, 2013 are as follows:

Principal Payments
(in thousands)
2014	$87,759
2015	26,182
2016	608,879
2017	2,821,750
2018	18,633
Thereafter	695,327
Total aggregate principal payments	4,258,530
Unamortized balance of historical fair value adjustments	191,204
Total carrying value of mortgage notes payable	$4,449,734